9. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment as of December 31, 2012 and, 2011 consisted of the following:

	December 31,	December 31,
Description	2012	2011
Computer equipment	$6,714	$5,356
Tractor	-	-
Service trailer	-	-
AFJ Rig	112,089	-
Equipment	118,803	5,356

Less:
Accumulated depreciation	(30,920)	(662)
Equipment, net	$87,883	$4,694